UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
December 31, 2020
MFS®  Prudent Investor Fund
FPP-SEM

MFS® Prudent Investor Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but a great deal of uncertainty remains as case counts remain high, new variants of the virus are appearing and questions persist over how fast the vaccine can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and in control of both houses of Congress. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
February 16, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities		51.3%	—	51.3%
Hedges	S&P 500 Index Option Puts	—	(0.4)%	(0.4)%
	Euro Stoxx 50 Index Option Puts	—	(0.4)%	(0.4)%
	S&P/ASX 200 Index Option Puts	—	(0.7)%	(0.7)%
	Russell 2000 Index Option Puts	—	(1.5)%	(1.5)%
	S&P 500 E-Mini Index Future - MAR 2021	—	(2.2)%	(2.2)%
	Russell 2000 Index Future - MAR 2021	—	(2.7)%	(2.7)%
Net Equity Exposure		51.3%	(7.9)%	43.4%
Debt Instruments, excluding Short-Term Government Securities		10.0%	—	10.0%
Cash and Cash Equivalents and Short-Term Government Securities (d)				38.7%
Other (e)				7.9%
Total Net Exposure Summary				100.0%

Portfolio Composition - continued
Top ten holdings (c)
LEG Immobilien AG	4.6%
U.S. Treasury Notes, 1.125%, 9/30/2021	3.1%
U.S. Treasury Bonds, 1.75%, 3/31/2022	3.1%
U.S. Treasury Notes, 2.25%, 3/31/2021	3.1%
U.S. Treasury Notes, 2.125%, 6/30/2021	3.1%
U.S. Treasury Notes, 2%, 12/31/2021	3.1%
Alphabet, Inc., “A”	2.7%
Vonovia SE, REIT	2.2%
S&P 500 E-Mini Index Future - MAR 2021	(2.2)%
Russell 2000 Index Future - MAR 2021	(2.7)%
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation) other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of December 31, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
July 1, 2020 through December 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2020 through December 31, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/20	Ending Account Value 12/31/20	Expenses Paid During Period (p) 7/01/20-12/31/20
A	Actual	1.24%	$1,000.00	$1,069.11	$6.47
	Hypothetical (h)	1.24%	$1,000.00	$1,018.95	$6.31
B	Actual	1.99%	$1,000.00	$1,064.77	$10.36
	Hypothetical (h)	1.99%	$1,000.00	$1,015.17	$10.11
C	Actual	1.99%	$1,000.00	$1,065.43	$10.36
	Hypothetical (h)	1.99%	$1,000.00	$1,015.17	$10.11
I	Actual	0.99%	$1,000.00	$1,069.88	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R1	Actual	1.99%	$1,000.00	$1,064.72	$10.36
	Hypothetical (h)	1.99%	$1,000.00	$1,015.17	$10.11
R2	Actual	1.49%	$1,000.00	$1,067.32	$7.76
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
R3	Actual	1.24%	$1,000.00	$1,068.92	$6.47
	Hypothetical (h)	1.24%	$1,000.00	$1,018.95	$6.31
R4	Actual	0.99%	$1,000.00	$1,070.52	$5.17
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R6	Actual	0.94%	$1,000.00	$1,070.09	$4.90
	Hypothetical (h)	0.94%	$1,000.00	$1,020.47	$4.79
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 51.3%
Alcoholic Beverages – 1.4%
Heineken N.V.	6,553	$ 730,259
Apparel Manufacturers – 1.2%
Adidas AG (a)	1,675	$ 609,582
Business Services – 1.4%
Accenture PLC, “A”	2,740	$ 715,715
Cable TV – 1.8%
Charter Communications, Inc., “A” (a)	1,388	$ 918,232
Computer Software – 7.9%
Cadence Design Systems, Inc. (a)	3,262	$ 445,035
Check Point Software Technologies Ltd. (a)	7,751	1,030,185
Citrix Systems, Inc.	6,890	896,389
Oracle Corp.	13,246	856,884
Sage Group PLC	104,681	833,140
Topicus.Com, Inc. (a)	961	3,633
		$4,065,266
Computer Software - Systems – 2.6%
Amadeus IT Group S.A.	9,393	$ 680,032
Constellation Software, Inc.	517	671,349
		$1,351,381
Consumer Products – 4.5%
Beiersdorf AG	7,438	$ 858,142
Kao Corp.	8,100	625,219
Kose Corp.	4,700	801,123
		$2,284,484
Consumer Services – 1.4%
Booking Holdings, Inc. (a)	320	$ 712,726
Electrical Equipment – 1.0%
Legrand S.A.	5,659	$ 504,672
Electronics – 1.2%
Kyocera Corp.	10,100	$ 618,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.7%
Danone S.A.	8,140	$ 534,602
Nestle S.A.	7,188	846,516
		$1,381,118
Insurance – 0.9%
Swiss Re Ltd.	4,919	$ 463,063
Internet – 2.7%
Alphabet, Inc., “A” (a)	780	$ 1,367,059
Leisure & Toys – 1.7%
Nintendo Co. Ltd.	1,400	$ 892,567
Machinery & Tools – 0.2%
Marel HF (a)	18,164	$ 111,394
Medical & Health Technology & Services – 1.0%
Premier, Inc., “A”	14,133	$ 496,068
Precious Metals & Minerals – 0.8%
VanEck Vectors Junior Gold Miners ETF (a)	8,818	$ 414,867
Printing & Publishing – 2.0%
Wolters Kluwer N.V.	12,043	$ 1,016,034
Real Estate – 8.1%
Deutsche Wohnen SE	12,281	$ 655,485
LEG Immobilien AG	15,140	2,350,074
Vonovia SE, REIT	15,425	1,126,114
		$4,131,673
Specialty Chemicals – 1.8%
Nitto Denko Corp.	10,300	$ 920,721
Specialty Stores – 1.9%
Costco Wholesale Corp.	2,654	$ 999,974
Telecommunications - Wireless – 1.7%
KDDI Corp.	29,900	$ 887,835
Trucking – 1.4%
Yamato Holdings Co. Ltd.	27,500	$ 700,717
Total Common Stocks (Identified Cost, $21,356,435)		$ 26,294,192
Bonds – 25.4%
Automotive – 0.6%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$275,000	$ 291,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.5%
Netflix, Inc., 5.375%, 11/15/2029 (n)	$320,000	$ 377,200
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	360,000	382,597
		$759,797
Building – 0.9%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$300,000	$ 307,500
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	142,000	142,710
		$450,210
Business Services – 0.4%
Switch, Ltd., 3.75%, 9/15/2028 (n)	$220,000	$ 223,300
Computer Software - Systems – 0.6%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$281,000	$ 295,753
Consumer Products – 0.3%
Coty, Inc., 6.5%, 4/15/2026 (n)	$180,000	$ 175,036
Consumer Services – 0.7%
Match Group, Inc., 5%, 12/15/2027 (n)	$80,000	$ 85,027
Match Group, Inc., 4.625%, 6/01/2028 (n)	235,000	246,310
		$331,337
Electronics – 0.6%
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$230,000	$ 255,875
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	58,000	60,122
		$315,997
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	$179,000	$ 202,748
Insurance - Property & Casualty – 0.6%
Hub International Ltd., 7%, 5/01/2026 (n)	$315,000	$ 329,424
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027	$255,000	$ 274,051
Midstream – 0.3%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$145,000	$ 148,806
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$240,000	$ 251,280
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	35,000	37,231
		$288,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.5%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$233,000	$ 246,106
Telecommunications - Wireless – 0.7%
SBA Communications Corp., 4.875%, 9/01/2024	$155,000	$ 158,988
SBA Communications Corp., 3.875%, 2/15/2027	185,000	194,250
		$353,238
U.S. Treasury Obligations – 15.5%
U.S. Treasury Bonds, 1.75%, 3/31/2022	$1,565,000	$ 1,596,789
U.S. Treasury Notes, 2.25%, 3/31/2021	1,585,000	1,592,934
U.S. Treasury Notes, 2.125%, 6/30/2021	1,570,000	1,585,577
U.S. Treasury Notes, 1.125%, 9/30/2021 (f)	1,585,000	1,596,949
U.S. Treasury Notes, 2%, 12/31/2021	1,555,000	1,584,035
		$7,956,284
Utilities - Electric Power – 0.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$245,000	$ 257,862
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	95,000	101,888
		$359,750
Total Bonds (Identified Cost, $12,844,636)		$ 13,001,848
Investment Companies (h) – 22.5%
Money Market Funds – 22.5%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $11,524,451)	11,524,505	$ 11,524,505

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.6%
Currency Options – 0.0%
CNH Currency – July 2021 @ $0.13	Put	JPMorgan Chase Bank N.A.	1,668,422	CNH 10,851,000	1,712
CNH Currency – July 2021 @ $0.13	Put	Morgan Stanley Capital Services, Inc.	1,674,111	CNH 10,888,000	1,833
HKD Currency – November 2021 @ $0.13	Put	JPMorgan Chase Bank N.A.	881,213	HKD 6,832,000	1,499
HKD Currency – November 2021 @ $0.13	Put	Morgan Stanley Capital Services, Inc.	888,565	HKD 6,889,000	1,566

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Currency Options – continued
HKD Currency – December 2021 @ $0.13	Put	Morgan Stanley Capital Services, Inc.	348,255	HKD 2,700,000	696
					$ 7,306
Market Index Securities – 0.6%
Euro Stoxx 50 Index – December 2021 @ EUR 3,000	Put	Goldman Sachs International	303,806	7	10,784
Euro Stoxx 50 Index – December 2021 @ EUR 3,200	Put	Goldman Sachs International	434,008	10	21,354
Russell 2000 Index – June 2021 @ $1,150	Put	Goldman Sachs International	197,486	1	930
Russell 2000 Index – June 2021 @ $1,300	Put	Goldman Sachs International	197,486	1	1,630
Russell 2000 Index – June 2021 @ $1,200	Put	Goldman Sachs International	394,971	2	2,240
Russell 2000 Index – June 2021 @ $1,250	Put	Goldman Sachs International	789,942	4	5,440
Russell 2000 Index – June 2021 @ $1,400	Put	Goldman Sachs International	1,184,913	6	13,860
Russell 2000 Index – December 2021 @ $1,100	Put	Goldman Sachs International	197,486	1	2,750
Russell 2000 Index – December 2021 @ $1,300	Put	Goldman Sachs International	592,457	3	13,200
Russell 2000 Index – December 2021 @ $1,150	Put	Goldman Sachs International	592,457	3	9,300
Russell 2000 Index – December 2021 @ $1,250	Put	Goldman Sachs International	592,457	3	11,700
Russell 2000 Index – December 2021 @ $1,200	Put	Goldman Sachs International	592,457	3	10,350
Russell 2000 Index – December 2021 @ $1,350	Put	Goldman Sachs International	789,942	4	20,000
Russell 2000 Index – December 2021 @ $1,400	Put	Goldman Sachs International	1,184,913	6	33,900
Russell 2000 Index – December 2021 @ $1,500	Put	Goldman Sachs International	1,184,913	6	42,900
S&P 500 Index – June 2021 @ $2,200	Put	Goldman Sachs International	375,607	1	1,328
S&P 500 Index – June 2021 @ $2,300	Put	Goldman Sachs International	375,607	1	1,550

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
S&P 500 Index – June 2021 @ $2,700	Put	Goldman Sachs International	375,607	1	3,133
S&P 500 Index – June 2021 @ $2,800	Put	Goldman Sachs International	375,607	1	4,070
S&P 500 Index – June 2021 @ $2,900	Put	Goldman Sachs International	1,126,821	3	14,601
S&P/ASX 200 Index – March 2021 @ AUD 5,400	Put	Goldman Sachs International	507,832	10	2,140
S&P/ASX 200 Index – September 2021 @ AUD 5,000	Put	Goldman Sachs International	355,483	7	4,065
S&P/ASX 200 Index – December 2021 @ AUD 5,800	Put	JPMorgan Chase Bank N.A.	660,182	130	27,656
S&P/ASX 200 Index – December 2021 @ AUD 5,600	Put	JPMorgan Chase Bank N.A.	660,182	130	22,877
					$ 281,758
Total Purchased Options (Premiums Paid, $462,393)					$289,064

Written Options (see table below) – (0.0)%
(Premiums Received, $6,439)	$ (585)
Other Assets, Less Liabilities – 0.2%	115,709
Net Assets – 100.0%	$51,224,733

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,524,505 and $39,585,104, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,723,096, representing 7.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
EUR	Euro
Derivative Contracts at 12/31/20
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Currency Options
CNH Currency	Put	JPMorgan Chase Bank N.A.	CNH 10,851,000	$1,668,422	$0.12	July – 2021	$ (277)
CNH Currency	Put	Morgan Stanley Capital Services, Inc.	CNH 10,888,000	1,674,111	0.12	July – 2021	(308)
							$ (585)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Russell 2000 Index	Short	USD	14	$1,382,360	March – 2021	$(38,494)
S&P 500 E-Mini Index	Short	USD	6	1,124,640	March – 2021	(26,413)
						$(64,907)
At December 31, 2020, the fund had liquid securities with an aggregate value of $157,176 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 12/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $34,663,464)	$39,585,104
Investments in affiliated issuers, at value (identified cost, $11,524,451)	11,524,505
Receivables for
Fund shares sold	20,060
Interest and dividends	104,147
Receivable from investment adviser	19,539
Other assets	42,923
Total assets	$51,296,278
Liabilities
Payable to custodian	$15,990
Payables for
Net daily variation margin on open futures contracts	6,190
Written options (premiums received, $6,439)	585
Payable to affiliates
Administrative services fee	97
Shareholder servicing costs	7,139
Distribution and service fees	673
Payable for independent Trustees' compensation	94
Accrued expenses and other liabilities	40,777
Total liabilities	$71,545
Net assets	$51,224,733
Net assets consist of
Paid-in capital	$46,843,401
Total distributable earnings (loss)	4,381,332
Net assets	$51,224,733
Shares of beneficial interest outstanding	4,292,721

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,389,012	1,205,228	$11.94
Class B	134,646	11,305	11.91
Class C	7,193,486	608,303	11.83
Class I	17,762,002	1,485,851	11.95
Class R1	126,523	10,618	11.92
Class R2	61,514	5,145	11.96
Class R3	61,971	5,182	11.96
Class R4	62,430	5,220	11.96
Class R6	11,433,149	955,869	11.96

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.67 [100 / 94.25 x $11.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 12/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$181,478
Interest	111,628
Dividends from affiliated issuers	4,314
Income on securities loaned	75
Foreign taxes withheld	(9,653)
Total investment income	$287,842
Expenses
Management fee	$160,141
Distribution and service fees	44,514
Shareholder servicing costs	8,356
Administrative services fee	8,824
Independent Trustees' compensation	550
Custodian fee	9,822
Shareholder communications	5,216
Audit and tax fees	30,028
Legal fees	504
Registration fees	67,701
Miscellaneous	16,159
Total expenses	$351,815
Reduction of expenses by investment adviser and distributor	(111,802)
Net expenses	$240,013
Net investment income (loss)	$47,829

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$296,869
Affiliated issuers	(358)
Futures contracts	(448,547)
Foreign currency	(1,776)
Net realized gain (loss)	$(153,812)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,815,869
Affiliated issuers	(246)
Written options	5,854
Futures contracts	(91,839)
Translation of assets and liabilities in foreign currencies	1,779
Net unrealized gain (loss)	$2,731,417
Net realized and unrealized gain (loss)	$2,577,605
Change in net assets from operations	$2,625,434
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20
Change in net assets
From operations
Net investment income (loss)	$47,829	$149,522
Net realized gain (loss)	(153,812)	196,148
Net unrealized gain (loss)	2,731,417	1,428,883
Change in net assets from operations	$2,625,434	$1,774,553
Total distributions to shareholders	$(662,276)	$(260,682)
Change in net assets from fund share transactions	$20,546,681	$10,398,923
Total change in net assets	$22,509,839	$11,912,794
Net assets
At beginning of period	28,714,894	16,802,100
At end of period	$51,224,733	$28,714,894
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.32	$10.60	$10.07	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.07	$0.12	$0.08
Net realized and unrealized gain (loss)	0.77	0.77	0.54	(0.01)
Total from investment operations	$0.78	$0.84	$0.66	$0.07
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.13)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.16)	$(0.12)	$(0.13)	$—
Net asset value, end of period (x)	$11.94	$11.32	$10.60	$10.07
Total return (%) (r)(s)(t)(x)	6.91(n)	8.01	6.63	0.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80(a)	2.35	2.74	2.66(a)
Expenses after expense reductions (f)	1.24(a)	1.24	1.21	1.21(a)
Net investment income (loss)	0.21(a)(l)	0.61	1.16	1.83(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$14,389	$7,992	$3,485	$2,845
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.28	$10.56	$10.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.02)	$0.05	$0.04
Net realized and unrealized gain (loss)	0.76	0.78	0.53	(0.01)
Total from investment operations	$0.73	$0.76	$0.58	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.05)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.10)	$(0.04)	$(0.05)	$—
Net asset value, end of period (x)	$11.91	$11.28	$10.56	$10.03
Total return (%) (r)(s)(t)(x)	6.48(n)	7.25	5.84	0.30(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.55(a)	3.11	3.50	3.50(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.96	1.96(a)
Net investment income (loss)	(0.52)(a)(l)	(0.16)	0.46	0.80(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$135	$94	$65	$51
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.20	$10.52	$10.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01)	$0.05	$0.05
Net realized and unrealized gain (loss)	0.76	0.77	0.53	(0.02)
Total from investment operations	$0.73	$0.76	$0.58	$0.03
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.07)	$(0.09)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.10)	$(0.08)	$(0.09)	$—
Net asset value, end of period (x)	$11.83	$11.20	$10.52	$10.03
Total return (%) (r)(s)(t)(x)	6.54(n)	7.29	5.83	0.30(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.55(a)	3.08	3.49	3.17(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.96	1.96(a)
Net investment income (loss)	(0.52)(a)(l)	(0.12)	0.46	1.05(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$7,193	$4,624	$1,311	$734
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.34	$10.61	$10.08	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.09	$0.14	$0.10
Net realized and unrealized gain (loss)	0.77	0.79	0.53	(0.02)
Total from investment operations	$0.79	$0.88	$0.67	$0.08
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.14)	$(0.14)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.18)	$(0.15)	$(0.14)	$—
Net asset value, end of period (x)	$11.95	$11.34	$10.61	$10.08
Total return (%) (r)(s)(t)(x)	6.99(n)	8.33	6.81	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	2.08	2.49	2.40(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.96	0.96(a)
Net investment income (loss)	0.35(a)(l)	0.87	1.41	2.31(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$17,762	$5,093	$1,870	$1,227
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.29	$10.56	$10.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.02)	$0.04	$0.04
Net realized and unrealized gain (loss)	0.76	0.79	0.54	(0.01)
Total from investment operations	$0.73	$0.77	$0.58	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.05)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.10)	$(0.04)	$(0.05)	$—
Net asset value, end of period (x)	$11.92	$11.29	$10.56	$10.03
Total return (%) (r)(s)(t)(x)	6.47(n)	7.32	5.81	0.30(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.56(a)	3.10	3.49	3.50(a)
Expenses after expense reductions (f)	1.99(a)	1.99	1.96	1.96(a)
Net investment income (loss)	(0.53)(a)(l)	(0.15)	0.39	0.79(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$127	$57	$53	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.32	$10.59	$10.06	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.04	$0.09	$0.06
Net realized and unrealized gain (loss)	0.76	0.78	0.54	0.00(w)
Total from investment operations	$0.76	$0.82	$0.63	$0.06
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.08)	$(0.10)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.12)	$(0.09)	$(0.10)	$—
Net asset value, end of period (x)	$11.96	$11.32	$10.59	$10.06
Total return (%) (r)(s)(t)(x)	6.73(n)	7.82	6.31	0.60(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.60	2.99	3.00(a)
Expenses after expense reductions (f)	1.49(a)	1.49	1.46	1.46(a)
Net investment income (loss)	0.03(a)(l)	0.35	0.90	1.29(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$62	$58	$53	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.33	$10.60	$10.07	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.12	$0.07
Net realized and unrealized gain (loss)	0.76	0.78	0.53	0.00(w)
Total from investment operations	$0.78	$0.85	$0.65	$0.07
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.11)	$(0.12)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.15)	$(0.12)	$(0.12)	$—
Net asset value, end of period (x)	$11.96	$11.33	$10.60	$10.07
Total return (%) (r)(s)(t)(x)	6.89(n)	8.07	6.56	0.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	2.35	2.74	2.76(a)
Expenses after expense reductions (f)	1.24(a)	1.24	1.21	1.21(a)
Net investment income (loss)	0.27(a)(l)	0.60	1.15	1.55(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$62	$58	$54	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.34	$10.61	$10.08	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.09	$0.14	$0.08
Net realized and unrealized gain (loss)	0.77	0.79	0.53	0.00(w)
Total from investment operations	$0.80	$0.88	$0.67	$0.08
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.14)	$(0.14)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.18)	$(0.15)	$(0.14)	$—
Net asset value, end of period (x)	$11.96	$11.34	$10.61	$10.08
Total return (%) (r)(s)(t)(x)	7.05(n)	8.33	6.81	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	2.10	2.49	2.51(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.96	0.96(a)
Net investment income (loss)	0.51(a)(l)	0.86	1.40	1.79(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$62	$58	$54	$50
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	12/31/20 (unaudited)	6/30/20	6/30/19	6/30/18(c)
Net asset value, beginning of period	$11.35	$10.62	$10.08	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.10	$0.14	$0.08
Net realized and unrealized gain (loss)	0.76	0.78	0.55	0.00(w)
Total from investment operations	$0.79	$0.88	$0.69	$0.08
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.14)	$(0.15)	$—
From net realized gain	(0.10)	(0.01)	—	—
Total distributions declared to shareholders	$(0.18)	$(0.15)	$(0.15)	$—
Net asset value, end of period (x)	$11.96	$11.35	$10.62	$10.08
Total return (%) (r)(s)(t)(x)	7.01(n)	8.33	6.92	0.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	2.07	2.48	2.50(a)
Expenses after expense reductions (f)	0.94(a)	0.95	0.95	0.95(a)
Net investment income (loss)	0.57(a)(l)	0.89	1.41	1.80(a)
Portfolio turnover	11(n)	46	51	6(n)
Net assets at end of period (000 omitted)	$11,433	$10,682	$9,857	$9,222

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, January 18, 2018, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Prudent Investor Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally

Notes to Financial Statements (unaudited) - continued
relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and written options. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,408,082	$192,882	$—	$7,600,964
Germany	5,599,397	32,138	—	5,631,535
Japan	5,446,967	—	—	5,446,967
Netherlands	1,746,293	—	—	1,746,293
Switzerland	1,309,579	—	—	1,309,579
United Kingdom	833,140	414,867	—	1,248,007
France	1,039,274	—	—	1,039,274
Israel	1,030,185	—	—	1,030,185
Spain	—	680,032	—	680,032
Other Countries	782,743	60,371	—	843,114
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,956,284	—	7,956,284
U.S. Corporate Bonds	—	4,842,816	—	4,842,816
Foreign Bonds	—	202,748	—	202,748
Purchased Currency Options	—	7,306	—	7,306
Mutual Funds	11,524,505	—	—	11,524,505
Total	$36,720,165	$14,389,444	$—	$51,109,609
Other Financial Instruments
Futures Contracts – Liabilities	$(64,907)	$—	$—	$(64,907)
Written Options – Liabilities	—	(585)	—	(585)

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Purchased Currency Options	$7,306	$—
Foreign Exchange	Written Currency Options	—	(585)
Equity	Equity Futures	—	(64,907)
Equity	Purchased Equity Options	281,758	—
Total		$289,064	$(65,492)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund's Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(448,547)	$(61,456)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended December 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Foreign Exchange	$ —	$ (35,200)	$5,854
Equity	(91,839)	(354,822)	—
Total	$(91,839)	$(390,022)	$5,854
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the

Notes to Financial Statements (unaudited) - continued
Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Notes to Financial Statements (unaudited) - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from

Notes to Financial Statements (unaudited) - continued
the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2020, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended December 31, 2020, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) - continued
in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 6/30/20
Ordinary income (including any short-term capital gains)	$214,810
Long-term capital gains	45,872
Total distributions	$260,682
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/20
Cost of investments	$46,371,361
Gross appreciation	5,044,347
Gross depreciation	(306,099)
Net unrealized appreciation (depreciation)	$ 4,738,248
As of 6/30/20
Undistributed ordinary income	415,760
Undistributed long-term capital gain	32,615
Other temporary differences	594
Net unrealized appreciation (depreciation)	1,969,205
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 12/31/20	Year ended 6/30/20
Class A	$176,229	$49,791
Class B	1,107	267
Class C	58,711	17,786
Class I	251,788	54,105
Class R1	876	205
Class R2	610	470
Class R3	757	605
Class R4	907	739
Class R6	171,291	136,714
Total	$662,276	$260,682
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended December 31, 2020, this management fee reduction amounted to $2,228, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2020 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2021. For the six months ended December 31, 2020, this reduction amounted to $109,546, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,568 for the six months ended December 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 13,932
Class B	0.75%	0.25%	1.00%	1.00%	594
Class C	0.75%	0.25%	1.00%	1.00%	29,261
Class R1	0.75%	0.25%	1.00%	1.00%	502
Class R2	0.25%	0.25%	0.50%	0.50%	150
Class R3	—	0.25%	0.25%	0.25%	75
Total Distribution and Service Fees					$44,514
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended December 31, 2020, this rebate amounted to $28 for Class A, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2020, were as follows:
Amount
Class A	$—
Class B	—
Class C	3,980
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended December 31, 2020, the fee was $779, which equated to 0.0039% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,577.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2020 was equivalent to an annual effective rate of 0.0441% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At December 31, 2020, MFS held 100% of the outstanding shares of Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the six months ended December 31, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,590,348	$1,210,000
Non-U.S. Government securities	12,969,143	1,896,139

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 12/31/20		Year ended 6/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	604,204	$7,077,187	597,046	$6,520,036
Class B	2,893	33,565	2,128	24,196
Class C	248,574	2,868,943	347,575	3,775,734
Class I	1,044,478	12,247,245	355,457	3,848,555
Class R1	6,651	77,263	—	—
	1,906,800	$22,304,203	1,302,206	$14,168,521
Shares issued to shareholders in reinvestment of distributions
Class A	15,049	$176,229	4,501	$48,427
Class B	95	1,107	25	267
Class C	5,061	58,711	1,664	17,786
Class I	21,484	251,788	3,383	36,433
Class R1	75	876	19	205
Class R2	52	610	44	470
Class R3	64	757	56	605
Class R4	78	907	68	739
Class R6	14,603	171,291	12,694	136,714
	56,561	$662,276	22,454	$241,646
Shares reacquired
Class A	(119,868)	$(1,402,787)	(224,568)	$(2,434,431)
Class B	(22)	(261)	(9)	(104)
Class C	(58,054)	(661,793)	(61,102)	(641,895)
Class I	(29,126)	(341,479)	(86,006)	(934,814)
Class R1	(1,152)	(13,478)	—	—
	(208,222)	$(2,419,798)	(371,685)	$(4,011,244)

Notes to Financial Statements (unaudited) - continued
	Six months ended 12/31/20		Year ended 6/30/20
	Shares	Amount	Shares	Amount
Net change
Class A	499,385	$5,850,629	376,979	$4,134,032
Class B	2,966	34,411	2,144	24,359
Class C	195,581	2,265,861	288,137	3,151,625
Class I	1,036,836	12,157,554	272,834	2,950,174
Class R1	5,574	64,661	19	205
Class R2	52	610	44	470
Class R3	64	757	56	605
Class R4	78	907	68	739
Class R6	14,603	171,291	12,694	136,714
	1,755,139	$20,546,681	952,975	$10,398,923
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended December 31, 2020, the fund’s commitment fee and interest expense were $66 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,428,681	$16,797,902	$11,701,474	$(358)	$(246)	$11,524,505

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,314	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.

Board Review of Investment Advisory Agreement
MFS Prudent Investor Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2019. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on January 18, 2018, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the one-year period ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Prudent Investor Fund is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 16, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2021

*	Print name and title of each signing officer under his or her signature.